Stockholders' Equity Stockholders' Equity (Details)										1 Months Ended	3 Months Ended				12 Months Ended
		Mar. 27, 2017 USD ($)	Sep. 02, 2016 USD ($)	Feb. 19, 2016 USD ($)	Nov. 03, 2015 USD ($)	Jun. 29, 2015 USD ($) shares	Jan. 02, 2015 USD ($)	Jul. 29, 2014 USD ($) shares	Jul. 22, 2013 USD ($) $ / shares shares	Jul. 31, 2013 USD ($)	Dec. 31, 2016 USD ($) $ / shares MW shares	Sep. 30, 2016 $ / shares	Jun. 30, 2016 $ / shares	Mar. 31, 2016 $ / shares	Dec. 31, 2016 USD ($) $ / shares MW shares		Dec. 31, 2015 USD ($) $ / shares shares		Dec. 31, 2014 USD ($)		Sep. 01, 2016 USD ($)	Nov. 02, 2015 USD ($) MW
Statement of Stockholders' Equity
Dividends Payable, Date Declared															Feb. 15, 2017
Distribution Made to Limited Liability Company (LLC) Member, Distributions Paid, Per Unit | $ / shares											$ 0.25
Common Stock, Par or Stated Value Per Share | $ / shares											$ 0.01				$ 0.01		$ 0.01
Proceeds from the issuance of common stock									$ 468,000,000						$ 0	[1]	$ 599,000,000	[1]	$ 630,000,000	[1]
Expense Related to Distribution or Servicing and Underwriting Fees									$ 27,000,000
Common Stock, Dividends, Per Share, Declared | $ / shares															$ 0.26
Preferred Stock, Shares Authorized | shares									10,000,000		10,000,000				10,000,000		10,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares									$ 0.01		$ 0.01				$ 0.01		$ 0.01
Preferred stock, $0.01 par value; 10,000,000 shares authorized; none issued	[2]										$ 0				$ 0		$ 0
Payments of Capital Distribution	[1]														$ 170,000,000		76,000,000		333,000,000
Dividends Payable, Date to be Paid															Mar. 15, 2017
Noncontrolling Interest, Increase from Business Combination																	$ 74,000,000
Dividends Payable, Date of Record															Mar. 01, 2017
Power Generation Capacity, Megawatts | MW	[3],[4]										4,997				4,997
Common Class A [Member]
Statement of Stockholders' Equity
Common Stock, Shares Authorized | shares									500,000,000
Common Stock, Par or Stated Value Per Share | $ / shares											$ 0.01				$ 0.01
Common Class D [Member]
Statement of Stockholders' Equity
Distribution Made to Limited Liability Company (LLC) Member, Distributions Paid, Per Unit | $ / shares												$ 0.24	$ 0.23
Common Stock, Voting Rights															1/100th
Common Class B [Member]
Statement of Stockholders' Equity
Distribution Made to Limited Liability Company (LLC) Member, Distributions Paid, Per Unit | $ / shares														$ 0.225
Common Stock, Shares Authorized | shares									500,000,000
Common Class C [Member]
Statement of Stockholders' Equity
Proceeds from the issuance of common stock						$ 599,000,000
Investment Banking, Advisory, Brokerage, and Underwriting Fees and Commissions						$ 21,000,000
Public Shareholders [Member] | Common Class A [Member]
Statement of Stockholders' Equity
Sale of Stock, Number of Shares Issued in Transaction | shares								12,075,000	22,511,250
Proceeds from the issuance of common stock								$ 630,000,000
NRG
Statement of Stockholders' Equity
Payments to Acquire Interest in Subsidiaries and Affiliates										$ 395,000,000
NRG | Common Class B [Member]
Statement of Stockholders' Equity
Sale of Stock, Number of Shares Issued in Transaction | shares									42,738,750
NRG Yield, Inc. [Member]
Statement of Stockholders' Equity
Preferred Stock, Shares Authorized | shares											10,000,000				10,000,000		10,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares											$ 0.01				$ 0.01		$ 0.01
Preferred stock, $0.01 par value; 10,000,000 shares authorized; none issued	[5]										$ 0				$ 0		$ 0
NRG Yield, Inc. [Member] | Common Class A [Member]
Statement of Stockholders' Equity
Common Stock, Shares Authorized | shares											500,000,000				500,000,000		500,000,000
Common Stock, Par or Stated Value Per Share | $ / shares											$ 0.01				$ 0.01		$ 0.01
NRG Yield, Inc. [Member] | Common Class D [Member]
Statement of Stockholders' Equity
Common Stock, Shares Authorized | shares											500,000,000				500,000,000		500,000,000
NRG Yield, Inc. [Member] | Common Class B [Member]
Statement of Stockholders' Equity
Common Stock, Shares Authorized | shares											500,000,000				500,000,000		500,000,000
NRG Yield, Inc. [Member] | Common Class C [Member]
Statement of Stockholders' Equity
Common Stock, Shares Authorized | shares											500,000,000				500,000,000		500,000,000
NRG Yield LLC | NRG
Statement of Stockholders' Equity
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest								46.70%							46.70%
NRG Yield LLC | NRG Yield, Inc. [Member]
Statement of Stockholders' Equity
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest								53.30%							53.30%
CVSR [Member]
Statement of Stockholders' Equity
Business Combination, Separately Recognized Transactions, Net Gains and Losses															$ 112,000,000
AOCI Including Portion Attributable to Noncontrolling Interest, before Tax											$ 6,000,000				$ 6,000,000
Business Acquisition, Percentage of Voting Interests Acquired																					51.05%
Payments to Acquire Businesses, Gross			$ 78,500,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt																					$ 496,000,000
2015 Drop Down Asssets [Member]
Statement of Stockholders' Equity
Business Combination, Separately Recognized Transactions, Net Gains and Losses																	$ 109,000,000
AOCI Including Portion Attributable to Noncontrolling Interest, before Tax																	$ 32,000,000
November 2015 Drop Down Assets [Member]
Statement of Stockholders' Equity
Business Acquisition, Percentage of Voting Interests Acquired																						75.00%
Number of Facilities																						12
Payments to Acquire Businesses, Gross				$ 207,000,000	$ 209,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt					193,000,000
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value					282,000,000
January 2015 Drop Down Assets [Member]
Statement of Stockholders' Equity
Business Combination, Separately Recognized Transactions, Net Gains and Losses							$ 61,000,000
AOCI Including Portion Attributable to Noncontrolling Interest, before Tax							$ 23,000,000
June 2014 Drop Down Assets [Member]
Statement of Stockholders' Equity
Business Combination, Separately Recognized Transactions, Net Gains and Losses																			$ 113,000,000
Subsequent Event [Member]
Statement of Stockholders' Equity
Noncontrolling Interest, Increase from Business Combination		$ 8,000,000
Wind Farms [Member]
Statement of Stockholders' Equity
Power Generation Capacity, Megawatts | MW	[3]										1,999				1,999
Wind Farms [Member] | November 2015 Drop Down Assets [Member]
Statement of Stockholders' Equity
Power Generation Capacity, Megawatts | MW																						814
Financial Institutions [Member] | November 2015 Drop Down Assets [Member]
Statement of Stockholders' Equity
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value					$ 159,000,000
Over-Allotment Option [Member] | NRG Yield, Inc. [Member] | Common Class C [Member]
Statement of Stockholders' Equity
Sale of Stock, Number of Shares Issued in Transaction | shares						3,678,000

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	(a) Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of December 31, 2016.
[4]	NRG Yield's total generation capacity is net of 6 MWs for noncontrolling interest for Spring Canyon II and III. NRG Yield's generation capacity including this noncontrolling interest was 5,003 MWs.
[5]	Retrospectively adjusted as discussed in Note 1, Nature of Business.